Average Annual Total Returns - DWS Small Cap Growth Fund	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax Since Inception	Class R Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class R Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class R Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Class R6 before tax Class Inception	Class R6 before tax 1 Year	Class R6 before tax 5 Years	Class R6 before tax Since Inception	Class R6 Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class R6 Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class R6 Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 01, 2012	27.02%	11.51%	10.92%	34.63%	16.36%	14.67%	Aug. 25, 2014	27.75%	12.14%	9.56%	34.63%	16.36%	13.44%